Fees Summary	Aug. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 150,000,000
Previously Paid Amount	0
Total Fee Amount	20,715
Total Offset Amount	0
Net Fee	$ 20,715
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A